Note 17 - Subsequent Events (Details Textual) - Receipt of R&D tax incentive [member] - AUD ($)		1 Months Ended
	Jul. 08, 2026	Jul. 31, 2026
Statement Line Items [Line Items]
R&D tax incentive refund	$ 3,982,992	$ 3,980,000
Interest of R&D tax incentive refund	$ 43,117	$ 43,117